Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000186848 | 20030N101 | Comcast Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 031162100 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 539830109 | Lockheed Martin Corporation, Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 502431109 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	10.40%
C000186848 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	87.90%
C000186848 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000186848 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186848 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000186848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000186848 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000186848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000186848 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000186848 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000186848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000186848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000186847 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186847 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186847 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 084423102 | W R Berkley Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | H1467J104 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 61174X109 | Monster Beverage Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 540424108 | Loews Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 80004C200 | Sandisk Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186847 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	4.50%
C000186847 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186847 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000186847 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000186847 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000186847 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186847 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186847 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000186847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186847 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000186847 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000186847 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186847 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000186847 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000186847 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	93.90%